SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Significant Accounting Policies [Line Items]
Standard and Extended Product Warranty Accrual	$ 64,957	$ 0	$ 64,957	$ 0
Product Warranty Expense	$ 15,190	$ 25,427	30,732	$ 0
Goodwill and Intangible Asset Impairment			$ 0
Computer And Electronics [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum			50.00%
Furniture and Fixtures [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum			20.00%
Demonstration Equipment [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum			50.00%
Manufacturing Equipment [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum			20.00%
Tool and Parts [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum			20.00%